Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Property and equipment, net
Property, plant and equipment, gross		¥ 4,565,725			¥ 7,447,640
Accumulated depreciation		(500,163)			(974,630)
Property and equipment, net		4,065,562		$ 994,883	6,473,010
Depreciation expenses	¥ 522,853	301,668	¥ 145,276
Pending title of certificates buildings, net		724,041			1,425,167
Buildings
Property and equipment, net
Property, plant and equipment, gross		1,287,114			2,697,230
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross		719,947			1,299,553
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross		230,580			262,419
Vehicles
Property and equipment, net
Property, plant and equipment, gross		1,059,067			1,545,786
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross		152,973			207,953
Construction in progress
Property and equipment, net
Property, plant and equipment, gross		¥ 1,116,044			¥ 1,434,699